Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue, net	$ 209,006	$ 66,914	$ 516,381	$ 523,072	$ 822,845	$ 897,696
Operating expenses
Direct costs of revenue	40,590	67,428	40,590	540,198
Cost of sales					1,206,960	1,187,723
General and administrative	1,967,097	459,046	4,773,024	1,497,727	2,979,348	6,774,597
Depreciation and amortization	96,787	111,743	194,257	223,489	453,887	371,512
Marketing and selling	7,880	7,700	7,880	6,792	7,900	15,967
Total operating expenses	2,112,354	645,917	5,015,751	2,268,206	4,648,095	8,349,799
Operating loss	(1,903,348)	(579,003)	(4,499,370)	(1,745,134)	(3,825,250)	(7,452,103)
Other income (expense)
Interest expense	(15,081)	(49,390)	(32,308)	(98,377)	(167,188)	(127,656)
Interest income	4,636	4,587	9,298	9,173	18,345	10,540
Miscellaneous expense	(4,587)	(9,173)	(9,173)	(9,173)
Loss on conversion of related party note payable			(310,526)
Gain on sale of marketable securities			9,857,429
Gain on sale of commercial building			260,141
Loss on impairment of investments					(18,345)	(1,110,356)
Gain on write-down of accrued interest					19,310
Loss on write down of deposit						(13,343)
Other income	1,359,208		1,405,520			421,066
Total other income (expense)	1,344,176	(53,976)	11,180,381	(98,377)	(147,878)	(819,749)
Net income (loss) before income taxes	(559,172)	(632,979)	6,681,011	(1,843,511)	(3,973,128)	(8,271,852)
Provision for income taxes	277,000		277,000		0	0
Net income (loss)	(836,172)	(632,979)	6,404,011	(1,843,511)	(3,973,128)	(8,271,852)
Loss (gain) attributable to non-controlling interests		(2,867)		(5,129)	(8,513)	(103,956)
Net income (loss) attributable to common shareholders	$ (836,172)	$ (630,112)	$ 6,404,011	$ (1,838,382)	$ (3,964,615)	$ (8,167,896)
Net income (loss) attributable to common stockholders per share - basic and diluted	$ (0.01)	$ (0.10)	$ 0.09	$ (0.03)	$ (0.06)	$ (0.14)
Weighted average number of shares outstanding:
Basic	70,632,612	65,754,724	69,580,992	65,662,894
Diluted	70,632,612	65,754,724	69,969,539	65,662,894
Weighted average number of shares outstanding - basic and diluted					65,882,993	57,640,807
Provision for income taxes	$ (277,000)		$ (277,000)		$ 0	$ 0
Net income (loss)	$ (836,172)	$ (632,979)	$ 6,404,011	$ (1,843,511)	$ (3,973,128)	$ (8,271,852)